Investment Risks	Feb. 01, 2026
Timothy Plan Small Cap Value Fund | Smaller Company Investing Risk
Prospectus [Line Items]
Risk [Text Block]

Smaller Company Investing Risk. Investing in smaller companies often involves greater risk than investing in larger companies. Smaller companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of smaller companies, therefore, tend to be more volatile than the securities of larger, more established companies. Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a fund wants to sell a large quantity of a small-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

Timothy Plan Small Cap Value Fund | Excluded Security Risk
Prospectus [Line Items]
Risk [Text Block]

Excluded Security Risk. Because the Fund does not invest in Excluded Securities and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other funds that invest in a broader array of securities.

Timothy Plan Small Cap Value Fund | Stock Market Risk
Prospectus [Line Items]
Risk [Text Block]

Stock Market Risk. The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

Timothy Plan Small Cap Value Fund | Foreign Risk
Prospectus [Line Items]
Risk [Text Block]

Foreign Risk. The Fund’s investments in foreign securities may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a smaller number of industries. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund’s investments in a foreign country. There is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the Fund’s investments in foreign securities.

Timothy Plan Small Cap Value Fund | Value Investing Risk
Prospectus [Line Items]
Risk [Text Block]

Value Investing Risk. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock may never appreciate to the extent expected.

Timothy Plan Small Cap Value Fund | Exchange-Traded Fund Risk
Prospectus [Line Items]
Risk [Text Block]

Exchange-Traded Fund Risk. An ETF may trade at a discount to its net asset value. Investors in the Fund will indirectly bear fees and expenses charged by the underlying ETFs in which the Fund invests, in addition to the Fund’s direct fees and expenses. The Fund will also incur brokerage costs when it purchases shares of ETFs. In addition, the Fund will be affected by losses of the underlying ETF and the level of risk arising from the investment practices of the underlying ETF.

Timothy Plan Small Cap Value Fund | Management Risk
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect. The Fund may experience losses regardless of the overall performance of the market.

Timothy Plan Small Cap Value Fund | General Risk
Prospectus [Line Items]
Risk [Text Block]

General Risk. As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day-to-day, and when you sell your shares, they may be worth less than you paid for them.

Timothy Plan Small Cap Value Fund | Investing In Other Funds Risk
Prospectus [Line Items]
Risk [Text Block]

Investing In Other Funds Risk. The Fund invests in the securities of other investment companies. To the extent that the Fund invests in other mutual funds, exchange-traded funds and other commingled funds, it will indirectly bear the expenses of those funds, which will cause the Fund’s return to be lower.

Timothy Plan Small Cap Value Fund | Cybersecurity Risks
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risks. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices utilized by the Fund potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Timothy Plan Small Cap Value Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with most other mutual funds, you can lose money by investing in this Fund.
Timothy Plan Large/Mid Cap Value Fund | Excluded Security Risk
Prospectus [Line Items]
Risk [Text Block]

Excluded Security Risk. Because the Fund does not invest in Excluded Securities and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other funds that invest in a broader array of securities.

Timothy Plan Large/Mid Cap Value Fund | Stock Market Risk
Prospectus [Line Items]
Risk [Text Block]

Stock Market Risk. The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

Timothy Plan Large/Mid Cap Value Fund | Value Investing Risk
Prospectus [Line Items]
Risk [Text Block]

Value Investing Risk. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock may never appreciate to the extent expected.

Timothy Plan Large/Mid Cap Value Fund | Exchange-Traded Fund Risk
Prospectus [Line Items]
Risk [Text Block]

Exchange-Traded Fund Risk. An ETF may trade at a discount to its net asset value. Investors in the Fund will indirectly bear fees and expenses charged by the underlying ETFs in which the Fund invests, in addition to the Fund’s direct fees and expenses. The Fund will also incur brokerage costs when it purchases shares of ETFs. In addition, the Fund will be affected by losses of the underlying ETF and the level of risk arising from the investment practices of the underlying ETF.

Timothy Plan Large/Mid Cap Value Fund | Management Risk
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect. The Fund may experience losses regardless of the overall performance of the market.

Timothy Plan Large/Mid Cap Value Fund | General Risk
Prospectus [Line Items]
Risk [Text Block]

General Risk. As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day-to-day, and when you sell your shares, they may be worth less than you paid for them.

Timothy Plan Large/Mid Cap Value Fund | Investing In Other Funds Risk
Prospectus [Line Items]
Risk [Text Block]

Investing In Other Funds Risk. The Fund invests in the securities of other investment companies. To the extent that the Fund invests in other mutual funds, exchange-traded funds and other commingled funds, it will indirectly bear the expenses of those funds, which will cause the Fund’s return to be lower.

Timothy Plan Large/Mid Cap Value Fund | Cybersecurity Risks
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risks. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices utilized by the Fund potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Timothy Plan Large/Mid Cap Value Fund | Larger Company Investing Risk
Prospectus [Line Items]
Risk [Text Block]

Larger Company Investing Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Timothy Plan Large/Mid Cap Value Fund | Mid-Sized Company Investing Risk
Prospectus [Line Items]
Risk [Text Block]

Mid-Sized Company Investing Risk. Investing in mid-sized companies often involves greater risk than investing in larger companies. Mid-sized companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of mid-sized companies, therefore, tend to be more volatile than the securities of larger, more established companies. Mid-sized company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a fund wants to sell a large quantity of a mid-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

Timothy Plan Large/Mid Cap Value Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with most other mutual funds, you can lose money by investing in this Fund.
Timothy Plan Small/Mid Cap Growth Fund | Smaller Company Investing Risk
Prospectus [Line Items]
Risk [Text Block]

Smaller Company Investing Risk. Investing in smaller companies often involves greater risk than investing in larger companies. Smaller companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of smaller companies, therefore, tend to be more volatile than the securities of larger, more established companies. Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a fund wants to sell a large quantity of a small-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

Timothy Plan Small/Mid Cap Growth Fund | Excluded Security Risk
Prospectus [Line Items]
Risk [Text Block]

Excluded Security Risk. Because the Fund does not invest in Excluded Securities and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other funds that invest in a broader array of securities.

Timothy Plan Small/Mid Cap Growth Fund | Stock Market Risk
Prospectus [Line Items]
Risk [Text Block]

Stock Market Risk. The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

Timothy Plan Small/Mid Cap Growth Fund | Management Risk
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect. The Fund may experience losses regardless of the overall performance of the market.

Timothy Plan Small/Mid Cap Growth Fund | General Risk
Prospectus [Line Items]
Risk [Text Block]

General Risk. As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day-to-day, and when you sell your shares, they may be worth less than you paid for them.

Timothy Plan Small/Mid Cap Growth Fund | Cybersecurity Risks
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risks. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices utilized by the Fund potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Timothy Plan Small/Mid Cap Growth Fund | Mid-Sized Company Investing Risk
Prospectus [Line Items]
Risk [Text Block]

Mid-Sized Company Investing Risk. Investing in mid-sized companies often involves greater risk than investing in larger companies. Mid-sized companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of mid-sized companies, therefore, tend to be more volatile than the securities of larger, more established companies. Mid-sized company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a fund wants to sell a large quantity of a mid-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

Timothy Plan Small/Mid Cap Growth Fund | Growth Risk
Prospectus [Line Items]
Risk [Text Block]

Growth Risk. The Fund often invests in companies after assessing their growth potential. Securities of growth companies may be more volatile than other stocks. If a portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s return. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Timothy Plan Small/Mid Cap Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with most other mutual funds, you can lose money by investing in this Fund.
Timothy Plan Large/Mid Cap Growth Fund | Excluded Security Risk
Prospectus [Line Items]
Risk [Text Block]

Excluded Security Risk. Because the Fund does not invest in Excluded Securities and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other funds that invest in a broader array of securities.

Timothy Plan Large/Mid Cap Growth Fund | Stock Market Risk
Prospectus [Line Items]
Risk [Text Block]

Stock Market Risk. The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

Timothy Plan Large/Mid Cap Growth Fund | Exchange-Traded Fund Risk
Prospectus [Line Items]
Risk [Text Block]

Exchange-Traded Fund Risk. An ETF may trade at a discount to its net asset value. Investors in the Fund will indirectly bear fees and expenses charged by the underlying ETFs in which the Fund invests, in addition to the Fund’s direct fees and expenses. The Fund will also incur brokerage costs when it purchases shares of ETFs. In addition, the Fund will be affected by losses of the underlying ETF and the level of risk arising from the investment practices of the underlying ETF.

Timothy Plan Large/Mid Cap Growth Fund | Management Risk
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect. The Fund may experience losses regardless of the overall performance of the market.

Timothy Plan Large/Mid Cap Growth Fund | General Risk
Prospectus [Line Items]
Risk [Text Block]

General Risk. As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day-to-day, and when you sell your shares, they may be worth less than you paid for them.

Timothy Plan Large/Mid Cap Growth Fund | Investing In Other Funds Risk
Prospectus [Line Items]
Risk [Text Block]

Investing In Other Funds Risk. The Fund invests in the securities of other investment companies. To the extent that the Fund invests in other mutual funds, exchange-traded funds and other commingled funds, it will indirectly bear the expenses of those funds, which will cause the Fund’s return to be lower.

Timothy Plan Large/Mid Cap Growth Fund | Cybersecurity Risks
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risks. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices utilized by the Fund potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Timothy Plan Large/Mid Cap Growth Fund | Larger Company Investing Risk
Prospectus [Line Items]
Risk [Text Block]

Larger Company Investing Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Timothy Plan Large/Mid Cap Growth Fund | Mid-Sized Company Investing Risk
Prospectus [Line Items]
Risk [Text Block]

Mid-Sized Company Investing Risk. Investing in mid-sized companies often involves greater risk than investing in larger companies. Mid-sized companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of mid-sized companies, therefore, tend to be more volatile than the securities of larger, more established companies. Mid-sized company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a fund wants to sell a large quantity of a mid-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

Timothy Plan Large/Mid Cap Growth Fund | Growth Risk
Prospectus [Line Items]
Risk [Text Block]

Growth Risk. The Fund often invests in companies after assessing their growth potential. Securities of growth companies may be more volatile than other stocks. If a portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s return. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Timothy Plan Large/Mid Cap Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with most other mutual funds, you can lose money by investing in this Fund.
Timothy Plan Growth & Income Fund | Excluded Security Risk
Prospectus [Line Items]
Risk [Text Block]

Excluded Security Risk. Because the Fund does not invest in Excluded Securities and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other funds that invest in a broader array of securities.

Timothy Plan Growth & Income Fund | Stock Market Risk
Prospectus [Line Items]
Risk [Text Block]

Stock Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Timothy Plan Growth & Income Fund | Exchange-Traded Fund Risk
Prospectus [Line Items]
Risk [Text Block]

Exchange-Traded Fund Risk. An ETF may trade at a discount to its net asset value. Investors in the Fund will indirectly bear fees and expenses charged by the underlying ETFs in which the Fund invests, in addition to the Fund’s direct fees and expenses. The Fund will also incur brokerage costs when it purchases shares of ETFs. In addition, the Fund will be affected by losses of the underlying ETF and the level of risk arising from the investment practices of the underlying ETF.

Timothy Plan Growth & Income Fund | Management Risk
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect. The Fund may experience losses regardless of the overall performance of the market.

Timothy Plan Growth & Income Fund | General Risk
Prospectus [Line Items]
Risk [Text Block]

General Risk. As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day-to-day, and when you sell your shares, they may be worth less than you paid for them.

Timothy Plan Growth & Income Fund | Investing In Other Funds Risk
Prospectus [Line Items]
Risk [Text Block]

Investing In Other Funds Risk. The Fund invests in the securities of other investment companies. To the extent that the Fund invests in other mutual funds, exchange-traded funds and other commingled funds, it will indirectly bear the expenses of those funds, which will cause the Fund’s return to be lower.

Timothy Plan Growth & Income Fund | Cybersecurity Risks
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risks. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices utilized by the Fund potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Timothy Plan Growth & Income Fund | Fixed Income Risk
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Risk. The Fund invests in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s fixed income securities generally will decline, and those securities with longer terms generally will decline more. Your investment will decline in value if the value of the Fund’s investments decreases. There is a risk that issuers and counterparties will not make payments on fixed income securities and repurchase agreements held by the Fund. Such defaults could result in losses to the Fund. Securities with lower credit quality have a greater risk of default. In addition, the credit quality of securities held by the fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

Timothy Plan Growth & Income Fund | Small Cap Company Risk
Prospectus [Line Items]
Risk [Text Block]

Small Cap Company Risk. Smaller capitalization companies may experience higher failure rates than do larger capitalization companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Such companies may have limited product lines, markets or financial resources and may lack management depth. The trading volume of securities of smaller capitalization companies is normally less than that of larger capitalization companies, and therefore may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger capitalization companies. Some small capitalization stocks may be illiquid. These risks may be enhanced for micro-cap securities. Many micro-cap companies tend to be new and have no proven track record. Some of these companies have no assets or operations, while others have products and services that are still in development or have yet to be tested in the market. Because micro-cap stocks trade in low volumes, any size of trade can have a large percentage impact on the price of the stock.

Timothy Plan Growth & Income Fund | Foreign Investment Risk
Prospectus [Line Items]
Risk [Text Block]

Foreign Investment Risk. Foreign investing involves risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Foreign accounting may be less transparent than U.S. accounting practices and foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund’s performance to fluctuate more than if it held only U.S. securities.

Timothy Plan Growth & Income Fund | Municipal Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Municipal Securities Risk. The power or ability of an issuer to make principal and interest payments on municipal securities may be materially adversely affected by economic conditions, litigation or other factors. The Fund’s right to receive principal and interest payments may be subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, as well as laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal and/or interest or imposing other constraints upon the enforcement of such obligations. In addition, substantial changes in federal income tax laws could cause municipal security prices to decline because the demand for municipal securities is strongly influenced by the value of tax exempt income to investors.

Timothy Plan Growth & Income Fund | Sovereign Debt Risk
Prospectus [Line Items]
Risk [Text Block]

Sovereign Debt Risk. The Fund may invest in sovereign debt obligations. Investment in sovereign debt obligations involves special risks not present in corporate debt obligations. The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the Fund’s net asset value, may be more volatile than prices of U.S. debt obligations.

Timothy Plan Growth & Income Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with most other mutual funds, you can lose money by investing in this Fund.
Timothy Plan Fixed Income Fund | Excluded Security Risk
Prospectus [Line Items]
Risk [Text Block]

Excluded Security Risk. Because the Fund does not invest in Excluded Securities and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier that other Funds that invest in a broader array of securities.

Timothy Plan Fixed Income Fund | Management Risk
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect. The Fund may experience losses regardless of the overall performance of the market.

Timothy Plan Fixed Income Fund | General Risk
Prospectus [Line Items]
Risk [Text Block]

General Risk. As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day-to-day, and when you sell your shares, they may be worth less than you paid for them.

Timothy Plan Fixed Income Fund | Investing In Other Funds Risk
Prospectus [Line Items]
Risk [Text Block]

Investing In Other Funds Risk. The Fund invests in the securities of other investment companies. To the extent that the Fund invests in other mutual funds, exchange-traded funds and other commingled funds, it will indirectly bear the expenses of those funds, which will cause the Fund’s return to be lower.

Timothy Plan Fixed Income Fund | Cybersecurity Risks
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risks. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices utilized by the Fund potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Timothy Plan Fixed Income Fund | Municipal Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Municipal Securities Risk. The power or ability of an issuer to make principal and interest payments on municipal securities may be materially adversely affected by economic conditions, litigation or other factors. The Fund’s right to receive principal and interest payments may be subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, as well as laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal and/or interest or imposing other constraints upon the enforcement of such obligations. In addition, substantial changes in federal income tax laws could cause municipal security prices to decline because the demand for municipal securities is strongly influenced by the value of tax exempt income to investors.

Timothy Plan Fixed Income Fund | Sovereign Debt Risk
Prospectus [Line Items]
Risk [Text Block]

Sovereign Debt Risk. The Fund may invest in sovereign debt obligations. Investment in sovereign debt obligations involves special risks not present in corporate debt obligations. The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the Fund’s net asset value, may be more volatile than prices of U.S. debt obligations.

Timothy Plan Fixed Income Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk. When interest rates rise, bond prices fall; the higher the Fund’s duration (a calculation reflecting time risk, taking into account both the average maturity of the Fund’s portfolio and its average coupon return), the more sensitive the Fund is to interest rate risk. A change in the economic environment that causes interest rates to rise back to more historically “normal” levels could have a pronounced negative effect on the Fund.

Timothy Plan Fixed Income Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Risk. The Fund could lose money if any bonds it owns are downgraded in credit rating or go into default. For this reason, the Fund will only invest in investment-grade bonds. The degree of risk for a particular security may not be reflected in its credit rating. Bonds rated at the time of purchase BBB by Standard & Poor’s or, unrated, but determined to be of comparable quality by the Investment Manager, are subject to greater market risk and credit risk, or loss of principal and interest, than higher-rated securities.

Timothy Plan Fixed Income Fund | Sector Risk
Prospectus [Line Items]
Risk [Text Block]	Sector Risk. If certain industry sectors or types of securities don’t perform as well as the Fund expects, the Fund’s performance could suffer.
Timothy Plan Fixed Income Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with most other mutual funds, you can lose money by investing in this Fund.
Timothy Plan High Yield Bond Fund | Excluded Security Risk
Prospectus [Line Items]
Risk [Text Block]

Excluded Security Risk. Because the Fund does not invest in Excluded Securities and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier that other Funds that invest in a broader array of securities.

Timothy Plan High Yield Bond Fund | Management Risk
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect. The Fund may experience losses regardless of the overall performance of the market.

Timothy Plan High Yield Bond Fund | General Risk
Prospectus [Line Items]
Risk [Text Block]

General Risk. As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day-to-day, and when you sell your shares, they may be worth less than you paid for them.

Timothy Plan High Yield Bond Fund | Investing In Other Funds Risk
Prospectus [Line Items]
Risk [Text Block]

Investing In Other Funds Risk. The Fund invests in the securities of other investment companies. To the extent that the Fund invests in other mutual funds, exchange-traded funds and other commingled funds, it will indirectly bear the expenses of those funds, which will cause the Fund’s return to be lower.

Timothy Plan High Yield Bond Fund | Cybersecurity Risks
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risks. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices utilized by the Fund potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Timothy Plan High Yield Bond Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk. When interest rates rise, bond prices fall; the higher the Fund’s duration (a calculation reflecting time risk, taking into account both the average maturity of the Fund’s portfolio and its average coupon return), the more sensitive the Fund is to interest rate risk. A change in the economic environment that causes interest rates to rise back to more historically “normal” levels could have a pronounced negative effect on the Fund.

Timothy Plan High Yield Bond Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Risk. High Yield securities are subject to greater risk of loss than investment grade securities. The degree of risk for a particular security may not be reflected in its credit rating, and high yield securities may be particularly subject to this risk. Bonds rated, at the time of purchase, BB or lower by Standard & Poor’s or, unrated, but determined to be of comparable quality by the Investment Manager, are subject to greater market risk and credit risk, or loss of principal and interest, than higher-rated securities.

Timothy Plan High Yield Bond Fund | Sector Risk
Prospectus [Line Items]
Risk [Text Block]	Sector Risk. If certain industry sectors or types of securities don’t perform as well as the Fund expects, the Fund’s performance could suffer.
Timothy Plan High Yield Bond Fund | High Yield Security Risk
Prospectus [Line Items]
Risk [Text Block]

High Yield Security Risk. Investments in fixed income securities that are rated below investment grade (“high yield securities”) by one or more Nationally Recognized Statistical Rating Organizations (“NRSROs”) may be subject to greater risk of loss of principal and interest than investments in higher-rated fixed income securities. High yield securities are also generally considered to be subject to greater market risk than higher-rated securities. The capacity of issuers of high yield securities to pay interest and repay principal is more likely to weaken than is that of issuers of higher-rated securities in times of deteriorating economic conditions or rising interest rates. In addition, high yield securities may be more susceptible to real or perceived adverse economic conditions than higher-rated securities. The market for high yield securities may be less liquid than the market for higher-rated securities. This can adversely affect the Fund’s ability to buy or sell optimal quantities of high yield securities at desired prices.

Timothy Plan High Yield Bond Fund | Mortgage-Backed Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Mortgage-Backed Securities Risk. Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Timothy Plan High Yield Bond Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with most other mutual funds, you can lose money by investing in this Fund.
Timothy Plan International Fund | Smaller Company Investing Risk
Prospectus [Line Items]
Risk [Text Block]

Smaller Company Investing Risk. Investing in smaller companies often involves greater risk than investing in larger companies. Smaller companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of smaller companies, therefore, tend to be more volatile than the securities of larger, more established companies. Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a fund wants to sell a large quantity of a small-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

Timothy Plan International Fund | Excluded Security Risk
Prospectus [Line Items]
Risk [Text Block]

Excluded Security Risk. Because the Fund does not invest in Excluded Securities and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other funds that invest in a broader array of securities.

Timothy Plan International Fund | Stock Market Risk
Prospectus [Line Items]
Risk [Text Block]

Stock Market Risk. The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

Timothy Plan International Fund | Foreign Risk
Prospectus [Line Items]
Risk [Text Block]

Foreign Risk. The Fund’s investments in foreign securities may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a smaller number of industries. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund’s investments in a foreign country. The Fund may invest in emerging markets. Emerging markets expose the Fund to additional risks due to the lack of historical or regulatory controls.

Timothy Plan International Fund | Management Risk
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect. The Fund may experience losses regardless of the overall performance of the market.

Timothy Plan International Fund | General Risk
Prospectus [Line Items]
Risk [Text Block]

General Risk. As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day-to-day, and when you sell your shares, they may be worth less than you paid for them.

Timothy Plan International Fund | Investing In Other Funds Risk
Prospectus [Line Items]
Risk [Text Block]

Investing In Other Funds Risk. The Fund invests in the securities of other investment companies. To the extent that the Fund invests in other mutual funds, exchange-traded funds and other commingled funds, it will indirectly bear the expenses of those funds, which will cause the Fund’s return to be lower.

Timothy Plan International Fund | Cybersecurity Risks
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risks. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices utilized by the Fund potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Timothy Plan International Fund | Larger Company Investing Risk
Prospectus [Line Items]
Risk [Text Block]

Larger Company Investing Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Timothy Plan International Fund | Growth Risk
Prospectus [Line Items]
Risk [Text Block]

Growth Risk. The Fund often invests in companies after assessing their growth potential. Securities of growth companies may be more volatile than other stocks. If a portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s return. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Timothy Plan International Fund | Issuer-Specific Risk
Prospectus [Line Items]
Risk [Text Block]

Issuer-Specific Risk. The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Timothy Plan International Fund | Currency Risk
Prospectus [Line Items]
Risk [Text Block]

Currency Risk. Because the securities represented by ADRs are foreign stocks denominated in non-U.S. currency, there is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the Fund’s investments in foreign securities.

Timothy Plan International Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with most other mutual funds, you can lose money by investing in this Fund.
Timothy Plan Israel Common Values Fund | Smaller Company Investing Risk
Prospectus [Line Items]
Risk [Text Block]

Smaller Company Investing Risk. Investing in smaller companies often involves greater risk than investing in larger companies. Smaller companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of smaller companies, therefore, tend to be more volatile than the securities of larger, more established companies. Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a fund wants to sell a large quantity of a small-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

Timothy Plan Israel Common Values Fund | Excluded Security Risk
Prospectus [Line Items]
Risk [Text Block]

Excluded Security Risk. Because the Fund does not invest in Excluded Securities and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other funds that invest in a broader array of securities.

Timothy Plan Israel Common Values Fund | Stock Market Risk
Prospectus [Line Items]
Risk [Text Block]

Stock Market Risk. The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

Timothy Plan Israel Common Values Fund | Management Risk
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect. The Fund may experience losses regardless of the overall performance of the market.
Timothy Plan Israel Common Values Fund | General Risk
Prospectus [Line Items]
Risk [Text Block]	General Risk. As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day-to-day, and when you sell your shares, they may be worth less than you paid for them.
Timothy Plan Israel Common Values Fund | Investing In Other Funds Risk
Prospectus [Line Items]
Risk [Text Block]

Investing In Other Funds Risk. The Fund invests in the securities of other investment companies. To the extent that the Fund invests in other mutual funds, exchange-traded funds and other commingled funds, it will indirectly bear the expenses of those funds, which will cause the Fund’s return to be lower.

Timothy Plan Israel Common Values Fund | Cybersecurity Risks
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risks. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices utilized by the Fund potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Timothy Plan Israel Common Values Fund | Larger Company Investing Risk
Prospectus [Line Items]
Risk [Text Block]

Larger Company Investing Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Timothy Plan Israel Common Values Fund | Growth Risk
Prospectus [Line Items]
Risk [Text Block]

Growth Risk. The Fund often invests in companies after assessing their growth potential. Securities of growth companies may be more volatile than other stocks. If a portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s return. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Timothy Plan Israel Common Values Fund | Issuer-Specific Risk
Prospectus [Line Items]
Risk [Text Block]

Issuer-Specific Risk. The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Timothy Plan Israel Common Values Fund | Currency Risk
Prospectus [Line Items]
Risk [Text Block]

Currency Risk. Because the securities represented by ADRs are foreign stocks denominated in non-U.S. currency, there is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the Fund’s investments in foreign securities.

Timothy Plan Israel Common Values Fund | Country-Specific Risk
Prospectus [Line Items]
Risk [Text Block]

Country-Specific Risk. The Fund invests in Israeli securities, and Israel is subject to unique political and economic risks, which also includes the higher propensity for military conflicts on its borders. As a result, Israeli securities can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The Fund’s investments in the securities of Israel may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies or funds that invest across a larger spectrum of the foreign market. This is because the securities market in Israel is relatively small, with a limited number of companies representing a smaller number of industries. Israeli issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund’s investments in a foreign country.

Timothy Plan Israel Common Values Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with most other mutual funds, you can lose money by investing in this Fund.
Timothy Plan Defensive Strategies Fund | Excluded Security Risk
Prospectus [Line Items]
Risk [Text Block]

Excluded Security Risk. Because the Fund does not invest in Excluded Securities (including certain REITs) and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other Funds that invest in a broader array of securities.

Timothy Plan Defensive Strategies Fund | Management Risk
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect. The Fund may experience losses regardless of the overall performance of the market.

Timothy Plan Defensive Strategies Fund | General Risk
Prospectus [Line Items]
Risk [Text Block]

General Risk. As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day-to-day, and when you sell your shares, they may be worth less than you paid for them.

Timothy Plan Defensive Strategies Fund | Investing In Other Funds Risk
Prospectus [Line Items]
Risk [Text Block]

Investing In Other Funds Risk. The Fund invests in the securities of other investment companies. To the extent that the Fund invests in other mutual funds, exchange-traded funds and other commingled funds, it will indirectly bear the expenses of those funds, which will cause the Fund’s return to be lower.

Timothy Plan Defensive Strategies Fund | Cybersecurity Risks
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risks. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices utilized by the Fund potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Timothy Plan Defensive Strategies Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk. When interest rates rise, bond prices fall; the higher the Fund’s duration (a calculation reflecting time risk, taking into account both the average maturity of the Fund’s portfolio and its average coupon return), the more sensitive the Fund is to interest rate risk.

Timothy Plan Defensive Strategies Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Risk. The Fund could lose money if any bonds it owns are downgraded in credit rating or go into default. For this reason, the Fund will only invest in investment-grade bonds. The degree of risk for a particular security may be reflected in its credit rating. Bonds rated at the time of purchase BBB by Standard & Poor’s, or unrated, but determined to be of comparable quality by the investment manager, are subject to greater market risk and credit risk, or loss of principal and interest, than higher-rated securities.

Timothy Plan Defensive Strategies Fund | Sector Risk
Prospectus [Line Items]
Risk [Text Block]	Sector Risk. If certain industry sectors or types of securities don’t perform as well as the Fund expects, the Fund’s performance could suffer.
Timothy Plan Defensive Strategies Fund | Real Estate Investment Trust Risk
Prospectus [Line Items]
Risk [Text Block]

Real Estate Investment Trust Risk. The Fund is subject to the risks experienced in real estate ownership, real estate financing, or both. As the economy is subjected to a period of economic deflation or interest rate increases, the demand for real estate may fall, causing a decline in the value of real estate owned. Also, as interest rates increase, the values of existing mortgages fall. The higher the duration (a calculation reflecting time risk, taking into account the average maturity of the mortgages) of the mortgages held in REITs owned by the Fund, the more sensitive the Fund is to interest rate risks. The Fund is also subject to credit risk; the Fund could lose money if mortgagors default on mortgages held in the REITs.

Timothy Plan Defensive Strategies Fund | Commodities-based Exchange-Traded Funds
Prospectus [Line Items]
Risk [Text Block]

Commodities-based Exchange-Traded Funds. Commodity ETFs invest in Physical Commodities and/or Commodity Futures Contracts which Contracts are highly leveraged investment vehicles, and therefore generally considered to be high risk. By investing in Commodity ETFs the Fund assumes portions of that risk. ETFs may only purchase commodities futures contracts (the buy side), therefore the Fund’s risk includes missing opportunities to realize gains by shorting futures contracts (the sell side) in deflationary economic periods. It is possible the Fund’s entire ETF investment could be lost.

Timothy Plan Defensive Strategies Fund | Treasury Inflation-Protected Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Treasury Inflation-Protected Securities Risk. Because the real rate of return offered by TIPS, which represents the growth of your purchasing power, is guaranteed by the Federal Government, TIPS may offer a lower return than other fixed income instruments that do not have such guarantees. Other conventional bond issues may offer higher yields, and the Fund may invest in such bond issues if deemed advantageous by the Adviser and Investment Managers.

Timothy Plan Defensive Strategies Fund | Precious Metals Risk
Prospectus [Line Items]
Risk [Text Block]

Precious Metals Risk. The Fund’s gold and silver may be subject to loss, damage, theft, or restriction on access, and the Fund’s recovery may be limited, even in the event of fraud, to the market value of the metals at the time the fraud is discovered. International crises may motivate large-scale sales of precious metals which could decrease their prices and adversely affect the value of the Shares. The price of metals may also be adversely affected by the sale of gold or silver by ETFs or other exchange traded vehicles tracking the precious metals markets. In the event of the insolvency of the Custodian, a liquidator may seek to freeze access to the metals held in all of the accounts held by the Custodian, including the Fund’s Allocated Account. Although the Fund would retain legal title to the allocated gold and silver bars, the Fund could incur expenses in connection with obtaining control of the allocated gold or silver, and the assertion of a claim by such liquidator for unpaid fees could delay redemptions.

Timothy Plan Defensive Strategies Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with most other mutual funds, you can lose money by investing in this Fund.
Timothy Plan Defensive Strategies Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund may invest in a smaller number of securities, adverse changes to a single security will have a more pronounced negative effect on the Fund than if the Fund’s investments were more widely distributed.

Timothy Plan Strategic Growth Fund | Excluded Security Risk
Prospectus [Line Items]
Risk [Text Block]

Excluded Security Risk. Because the underlying Funds do not invest in Excluded Securities (including certain REITs) and will divest themselves of securities that are subsequently discovered to be ineligible, the Fund may be riskier than similar funds that invest in underlying funds that invest in broader arrays of securities.

Timothy Plan Strategic Growth Fund | Stock Market Risk
Prospectus [Line Items]
Risk [Text Block]

Stock Market Risk. The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

Timothy Plan Strategic Growth Fund | Value Investing Risk
Prospectus [Line Items]
Risk [Text Block]

Value Investing Risk. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock may never appreciate to the extent expected.

Timothy Plan Strategic Growth Fund | Exchange-Traded Fund Risk
Prospectus [Line Items]
Risk [Text Block]

Exchange-Traded Fund Risk. An ETF may trade at a discount to its net asset value. Investors indirectly bear fees and expenses charged by the underlying ETFs in addition to the Fund’s direct fees and expenses. There are also brokerage costs incurred when purchasing ETFs. In addition, losses of the underlying ETF and the level of risk arising from the investment practices of an underlying ETF may impact returns.

Timothy Plan Strategic Growth Fund | Management Risk
Prospectus [Line Items]
Risk [Text Block]

Management Risk. An Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which an underlying Fund invests may prove to be incorrect. The Fund may experience losses regardless of the overall performance of the market.

Timothy Plan Strategic Growth Fund | General Risk
Prospectus [Line Items]
Risk [Text Block]

General Risk. As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day-to-day, and when you sell your shares, they may be worth less than you paid for them.

Timothy Plan Strategic Growth Fund | Investing In Other Funds Risk
Prospectus [Line Items]
Risk [Text Block]

Investing In Other Funds Risk. The Fund invests in the securities of other investment companies. To the extent that the Fund invests in other mutual funds, exchange-traded funds and other commingled funds, it will indirectly bear the expenses of those funds, which will cause the Fund’s return to be lower.

Timothy Plan Strategic Growth Fund | Cybersecurity Risks
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risks. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices utilized by the Fund potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Timothy Plan Strategic Growth Fund | Larger Company Investing Risk
Prospectus [Line Items]
Risk [Text Block]

Larger Company Investing Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Timothy Plan Strategic Growth Fund | Mid-Sized Company Investing Risk
Prospectus [Line Items]
Risk [Text Block]

Mid-Sized Company Investing Risk. Investing in mid-sized companies often involves greater risk than investing in larger companies. Mid-sized companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of mid-sized companies, therefore, tend to be more volatile than the securities of larger, more established companies. Mid-sized company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a fund wants to sell a large quantity of a mid-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

Timothy Plan Strategic Growth Fund | Growth Risk
Prospectus [Line Items]
Risk [Text Block]

Growth Risk. Some underlying Funds invest in companies after assessing their growth potential. Securities of growth companies may be more volatile than other stocks. If a portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s return. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Timothy Plan Strategic Growth Fund | Fixed Income Risk
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Risk. Fixed income securities will increase or decrease in value based on changes in interest rates. If rates increase, fixed income securities generally will decline, and those securities with longer terms generally will decline more. Your investment will decline in value if the value of fixed income securities decrease. There is a risk that issuers and counterparties will not make payments on fixed income securities and repurchase agreements. Such defaults could result in losses to the Fund.

Timothy Plan Strategic Growth Fund | Small Cap Company Risk
Prospectus [Line Items]
Risk [Text Block]

Small Cap Company Risk. Smaller capitalization companies may experience higher failure rates than do larger capitalization companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Such companies may have limited product lines, markets or financial resources and may lack management depth. The trading volume of securities of smaller capitalization companies is normally less than that of larger capitalization companies, and therefore may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger capitalization companies. Some small capitalization stocks may be illiquid. These risks may be enhanced for micro-cap securities. Many micro-cap companies tend to be new and have no proven track record. Some of these companies have no assets or operations, while others have products and services that are still in development or have yet to be tested in the market. Because micro-cap stocks trade in low volumes, any size of trade can have a large percentage impact on the price of the stock.

Timothy Plan Strategic Growth Fund | Foreign Investment Risk
Prospectus [Line Items]
Risk [Text Block]

Foreign Investment Risk. Foreign investing involves risks not typically associated with U.S. investments and may experience more rapid and extreme changes in value than investments solely in securities of U.S. companies. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Foreign accounting may be less transparent than U.S. accounting practices and foreign regulation may be inadequate or irregular. Underlying Funds owning foreign securities could cause the Fund’s performance to fluctuate more than if it held only U.S. securities.

Timothy Plan Strategic Growth Fund | Municipal Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Municipal Securities Risk. The power or ability of an issuer to make principal and interest payments on municipal securities may be materially adversely affected by economic conditions, litigation or other factors. An underlying Fund’s right to receive principal and interest payments may be subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, as well as laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal and/ or interest or imposing other constraints upon the enforcement of such obligations. In addition, substantial changes in federal income tax laws could cause municipal security prices to decline because the demand for municipal securities is strongly influenced by the value of tax exempt income to investors.

Timothy Plan Strategic Growth Fund | Sovereign Debt Risk
Prospectus [Line Items]
Risk [Text Block]

Sovereign Debt Risk. The underlying Funds may invest in sovereign debt obligations. Investment in sovereign debt obligations involves special risks not present in corporate debt obligations. The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the underlying Funds’ net asset values, may be more volatile than prices of U.S. debt obligations.

Timothy Plan Strategic Growth Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk. When interest rates rise, bond prices fall; the higher an underlying Fund’s duration (a calculation reflecting time risk, taking into account both the average maturity of the Fund’s portfolio and its average coupon return), the more sensitive the underlying Fund is to interest rate risk.

Timothy Plan Strategic Growth Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Risk. If investment grade bonds are downgraded in credit rating or go into default, the result could be a loss of value, and the Fund could lose money. The degree of risk for a particular security may or may not be reflected in its credit rating. Bonds that are unrated, or rated BBB by Standard & Poor’s at the time of purchase, are subject to greater market risk and credit risk, or loss of principal and interest, than higher-rated securities. High yield securities are subject to greater risk of loss than investment grade securities. Unrated bonds or bonds rated BB or lower by Standard & Poor’s at the time of purchase, are subject to greater market risk and credit risk, or loss of principal and interest, than higher-rated securities.

Timothy Plan Strategic Growth Fund | Sector Risk
Prospectus [Line Items]
Risk [Text Block]	Sector Risk. If certain industry sectors or types of securities don’t perform as well as the managers of the underlying Funds expect, the Fund’s performance could suffer.
Timothy Plan Strategic Growth Fund | High Yield Security Risk
Prospectus [Line Items]
Risk [Text Block]

High Yield Security Risk. Investments in fixed income securities that are rated below investment grade (“high yield securities”) by one or more Nationally Recognized Statistical Rating Organizations (“NRSROs”) may be subject to greater risk of loss of principal and interest than investments in higher-rated fixed income securities. High yield securities are also generally considered to be subject to greater market risk than higher-rated securities. The capacity of issuers of high yield securities to pay interest and repay principal is more likely to weaken than is that of issuers of higher-rated securities in times of deteriorating economic conditions or rising interest rates. In addition, high yield securities may be more susceptible to real or perceived adverse economic conditions than higher-rated securities. The market for high yield securities may be less liquid than the market for higher-rated securities. This can adversely affect an underlying Fund’s ability to buy or sell optimal quantities of high yield securities at desired prices.

Timothy Plan Strategic Growth Fund | Issuer-Specific Risk
Prospectus [Line Items]
Risk [Text Block]

Issuer-Specific Risk. The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Timothy Plan Strategic Growth Fund | Currency Risk
Prospectus [Line Items]
Risk [Text Block]

Currency Risk. Securities represented by ADRs are foreign stocks denominated in non-U.S. currency, and there is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the investments in foreign securities. For securities that are foreign stocks denominated in non-U.S. currency, there is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the investments in foreign securities.

Timothy Plan Strategic Growth Fund | Country-Specific Risk
Prospectus [Line Items]
Risk [Text Block]

Country-Specific Risk. One underlying fund invests in Israeli securities, and Israel is subject to unique political and economic risks which also includes the higher propensity for military conflicts on its borders. As a result, Israeli securities can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The investments in the securities of Israel may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies or funds that invest across a larger spectrum of the foreign market. This is because the securities market in Israel is relatively small, with a limited number of companies representing a smaller number of industries. Israeli issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund’s investments in a foreign country.

Timothy Plan Strategic Growth Fund | Real Estate Investment Trust Risk
Prospectus [Line Items]
Risk [Text Block]

Real Estate Investment Trust Risk. To the extent underlying Funds invest in real estate investment trusts, the Fund is subject to risks experienced in real estate ownership, real estate financing, or both. As the economy is subjected to a period of economic deflation or interest rate increases, the demand for real estate may fall, causing a decline in the value of real estate owned. Also, as interest rates increase, the values of existing mortgages fall. The higher the duration (a calculation reflecting time risk, taking into account the average maturity of the mortgages) of the mortgages held in REITs owned by underlying Funds, the more sensitive the Fund is to interest rate risks. The underlying Funds are also subject to credit risk; the Fund could lose money if mortgagors default on mortgages held in the REITs.

Timothy Plan Strategic Growth Fund | Treasury Inflation-Protected Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Treasury Inflation-Protected Securities Risk. Because the real rate of return offered by TIPS, which represents the growth of purchasing power, is guaranteed by the Federal Government, TIPS may offer a lower return than other fixed income instruments that do not have such guarantees. Other conventional bond issues may offer higher yields.

Timothy Plan Strategic Growth Fund | Precious Metals Risk
Prospectus [Line Items]
Risk [Text Block]

Precious Metals Risk. The Fund’s gold and silver may be subject to loss, damage, theft, or restriction on access, and the Fund’s recovery may be limited, even in the event of fraud, to the market value of the metals at the time the fraud is discovered. International crises may motivate large-scale sales of precious metals which could decrease their prices and adversely affect the value of the Shares. The price of metals may also be adversely affected by the sale of gold or silver by ETFs or other exchange traded vehicles tracking the precious metals markets. In the event of the insolvency of the Custodian, a liquidator may seek to freeze access to the metals held in all of the accounts held by the Custodian, including the Fund’s Allocated Account. Although the Fund would retain legal title to the allocated gold and silver bars, the Fund could incur expenses in connection with obtaining control of the allocated gold or silver, and the assertion of a claim by such liquidator for unpaid fees could delay redemptions.

Timothy Plan Strategic Growth Fund | Commodities-based Exchange-Traded Funds Risk
Prospectus [Line Items]
Risk [Text Block]

Commodities-based Exchange-Traded Funds Risk. Commodity ETFs invest in Physical Commodities and/or Commodity Futures Contracts which Contracts are highly leveraged investment vehicles, and therefore generally considered to be high risk. By investing in underlying funds holding Commodity ETFs, the Fund assumes portions of that risk. ETFs may only purchase commodities futures contracts (the buy side); therefore the risks include missing opportunities to realize gains by shorting futures contracts (the sell side) in deflationary economic periods. It is possible an underlying Fund’s entire ETF investment could be lost. Also, ETF’s have expenses associated with them, and although indirect, these expenses may cause the Fund’s return to be lower.

Timothy Plan Strategic Growth Fund | Emerging Market Risk
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Emerging Market Risk. Investments in the securities of emerging countries may experience more rapid and extreme changes in value than investments solely in securities of U.S. companies and investments in a larger spectrum of the foreign market. This is because the securities markets in some emerging countries are relatively small, with a limited number of companies representing a smaller number of industries. Issuers in emerging countries are frequently not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect investments in emerging foreign countries.

Timothy Plan Strategic Growth Fund | Equity Market Risk
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Equity Market Risk. Overall, stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Timothy Plan Strategic Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with most other mutual funds, you can lose money by investing in this Fund.
Timothy Plan Conservative Growth Fund | Excluded Security Risk
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Excluded Security Risk. Because the underlying Funds do not invest in Excluded Securities (including certain REITs) and will divest themselves of securities that are subsequently discovered to be ineligible, the Fund may be riskier than similar funds that invest in underlying funds that invest in broader arrays of securities.

Timothy Plan Conservative Growth Fund | Stock Market Risk
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Stock Market Risk. The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

Timothy Plan Conservative Growth Fund | Value Investing Risk
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Value Investing Risk. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock may never appreciate to the extent expected.

Timothy Plan Conservative Growth Fund | Exchange-Traded Fund Risk
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Exchange-Traded Fund Risk. An ETF may trade at a discount to its net asset value. Investors indirectly bear fees and expenses charged by the underlying ETFs in addition to the Fund’s direct fees and expenses. There are also brokerage costs incurred when purchasing ETFs. In addition, losses of the underlying ETF and the level of risk arising from the investment practices of an underlying ETF may impact returns.

Timothy Plan Conservative Growth Fund | Management Risk
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Management Risk. An Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which an underlying Fund invests may prove to be incorrect. The Fund may experience losses regardless of the overall performance of the market.

Timothy Plan Conservative Growth Fund | General Risk
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General Risk. As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day-to-day, and when you sell your shares, they may be worth less than you paid for them.

Timothy Plan Conservative Growth Fund | Investing In Other Funds Risk
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Investing In Other Funds Risk. The Fund invests in the securities of other investment companies. To the extent that the Fund invests in other mutual funds, exchange-traded funds and other commingled funds, it will indirectly bear the expenses of those funds, which will cause the Fund’s return to be lower.

Timothy Plan Conservative Growth Fund | Cybersecurity Risks
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Cybersecurity Risks. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices utilized by the Fund potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Timothy Plan Conservative Growth Fund | Larger Company Investing Risk
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Larger Company Investing Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Timothy Plan Conservative Growth Fund | Mid-Sized Company Investing Risk
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Mid-Sized Company Investing Risk. Investing in mid-sized companies often involves greater risk than investing in larger companies. Mid-sized companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of mid-sized companies, therefore, tend to be more volatile than the securities of larger, more established companies. Mid-sized company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a fund wants to sell a large quantity of a mid-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

Timothy Plan Conservative Growth Fund | Growth Risk
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Growth Risk. Some underlying Funds invest in companies after assessing their growth potential. Securities of growth companies may be more volatile than other stocks. If a portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s return. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Timothy Plan Conservative Growth Fund | Fixed Income Risk
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Fixed Income Risk. Fixed income securities will increase or decrease in value based on changes in interest rates. If rates increase, fixed income securities generally will decline, and those securities with longer terms generally will decline more. Your investment will decline in value if the value of fixed income securities decrease. There is a risk that issuers and counterparties will not make payments on fixed income securities and repurchase agreements. Such defaults could result in losses to the Fund.

Timothy Plan Conservative Growth Fund | Small Cap Company Risk
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Small Cap Company Risk. Smaller capitalization companies may experience higher failure rates than do larger capitalization companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Such companies may have limited product lines, markets or financial resources and may lack management depth. The trading volume of securities of smaller capitalization companies is normally less than that of larger capitalization companies, and therefore may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger capitalization companies. Some small capitalization stocks may be illiquid. These risks may be enhanced for micro-cap securities. Many micro-cap companies tend to be new and have no proven track record. Some of these companies have no assets or operations, while others have products and services that are still in development or have yet to be tested in the market. Because micro-cap stocks trade in low volumes, any size of trade can have a large percentage impact on the price of the stock.

Timothy Plan Conservative Growth Fund | Foreign Investment Risk
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Foreign Investment Risk. Foreign investing involves risks not typically associated with U.S. investments and may experience more rapid and extreme changes in value than investments solely in securities of U.S. companies. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Foreign accounting may be less transparent than U.S. accounting practices and foreign regulation may be inadequate or irregular. Underlying Funds owning foreign securities could cause the Fund’s performance to fluctuate more than if it held only U.S. securities.

Timothy Plan Conservative Growth Fund | Municipal Securities Risk
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Municipal Securities Risk. The power or ability of an issuer to make principal and interest payments on municipal securities may be materially adversely affected by economic conditions, litigation or other factors. An underlying Fund’s right to receive principal and interest payments may be subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, as well as laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal and/ or interest or imposing other constraints upon the enforcement of such obligations. In addition, substantial changes in federal income tax laws could cause municipal security prices to decline because the demand for municipal securities is strongly influenced by the value of tax exempt income to investors.

Timothy Plan Conservative Growth Fund | Sovereign Debt Risk
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Sovereign Debt Risk. The underlying Funds may invest in sovereign debt obligations. Investment in sovereign debt obligations involves special risks not present in corporate debt obligations. The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the underlying Funds’ net asset values, may be more volatile than prices of U.S. debt obligations.

Timothy Plan Conservative Growth Fund | Interest Rate Risk [Member]
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Interest Rate Risk. When interest rates rise, bond prices fall; the higher an underlying Fund’s duration (a calculation reflecting time risk, taking into account both the average maturity of the Fund’s portfolio and its average coupon return), the more sensitive the underlying Fund is to interest rate risk.

Timothy Plan Conservative Growth Fund | Credit Risk [Member]
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Credit Risk. If investment grade bonds are downgraded in credit rating or go into default, the result could be a loss of value, and the Fund could lose money. The degree of risk for a particular security may or may not be reflected in its credit rating. Bonds that are unrated, or rated BBB by Standard & Poor’s at the time of purchase, are subject to greater market risk and credit risk, or loss of principal and interest, than higher-rated securities. High yield securities are subject to greater risk of loss than investment grade securities. Unrated bonds or bonds rated BB or lower by Standard & Poor’s at the time of purchase, are subject to greater market risk and credit risk, or loss of principal and interest, than higher-rated securities.

Timothy Plan Conservative Growth Fund | Sector Risk
Prospectus [Line Items]
Risk [Text Block]	Sector Risk. If certain industry sectors or types of securities don’t perform as well as the managers of the underlying Funds expect, the Fund’s performance could suffer.
Timothy Plan Conservative Growth Fund | High Yield Security Risk
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High Yield Security Risk. Investments in fixed income securities that are rated below investment grade (“high yield securities”) by one or more Nationally Recognized Statistical Rating Organizations (“NRSROs”) may be subject to greater risk of loss of principal and interest than investments in higher-rated, fixed income securities. High yield securities are also generally considered to be subject to greater market risk than higher-rated securities. The capacity of issuers of high yield securities to pay interest and repay principal is more likely to weaken than is that of issuers of higher-rated securities in times of deteriorating economic conditions or rising interest rates. In addition, high yield securities may be more susceptible to real or perceived adverse economic conditions than higher-rated securities. The market for high yield securities may be less liquid than the market for higher-rated securities. This can adversely affect an underlying Fund’s ability to buy or sell optimal quantities of high yield securities at desired prices.

Timothy Plan Conservative Growth Fund | Issuer-Specific Risk
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Issuer-Specific Risk. The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Timothy Plan Conservative Growth Fund | Currency Risk
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Currency Risk. Securities represented by ADRs are foreign stocks denominated in non-U.S. currency, and there is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the investments in foreign securities. For securities that are foreign stocks denominated in non-U.S. currency, there is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the investments in foreign securities.

Timothy Plan Conservative Growth Fund | Country-Specific Risk
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Risk [Text Block]

Country-Specific Risk. One underlying fund invests in Israeli securities, and Israel is subject to unique political and economic risks which also includes the higher propensity for military conflicts on its borders. As a result, Israeli securities can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The investments in the securities of Israel may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies or funds that invest across a larger spectrum of the foreign market. This is because the securities market in Israel is relatively small, with a limited number of companies representing a smaller number of industries. Israeli issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund’s investments in a foreign country.

Timothy Plan Conservative Growth Fund | Real Estate Investment Trust Risk
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Risk [Text Block]

Real Estate Investment Trust Risk. To the extent underlying Funds invest in real estate investment trusts, the Fund is subject to risks experienced in real estate ownership, real estate financing, or both. As the economy is subjected to a period of economic deflation or interest rate increases, the demand for real estate may fall, causing a decline in the value of real estate owned. Also, as interest rates increase, the values of existing mortgages fall. The higher the duration (a calculation reflecting time risk, taking into account the average maturity of the mortgages) of the mortgages held in REITs owned by underlying Funds, the more sensitive the Fund is to interest rate risks. The underlying Funds are also subject to credit risk; the Fund could lose money if mortgagors default on mortgages held in the REITs.

Timothy Plan Conservative Growth Fund | Treasury Inflation-Protected Securities Risk
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Treasury Inflation-Protected Securities Risk. Because the real rate of return offered by TIPS, which represents the growth of purchasing power, is guaranteed by the Federal Government, TIPS may offer a lower return than other fixed income instruments that do not have such guarantees. Other conventional bond issues may offer higher yields.

Timothy Plan Conservative Growth Fund | Precious Metals Risk
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Risk [Text Block]

Precious Metals Risk. The Fund’s gold and silver may be subject to loss, damage, theft, or restriction on access, and the Fund’s recovery may be limited, even in the event of fraud, to the market value of the metals at the time the fraud is discovered. International crises may motivate large-scale sales of precious metals which could decrease their prices and adversely affect the value of the Shares. The price of metals may also be adversely affected by the sale of gold or silver by ETFs or other exchange traded vehicles tracking the precious metals markets. In the event of the insolvency of the Custodian, a liquidator may seek to freeze access to the metals held in all of the accounts held by the Custodian, including the Fund’s Allocated Account. Although the Fund would retain legal title to the allocated gold and silver bars, the Fund could incur expenses in connection with obtaining control of the allocated gold or silver, and the assertion of a claim by such liquidator for unpaid fees could delay redemptions.

Timothy Plan Conservative Growth Fund | Commodities-based Exchange-Traded Funds Risk
Prospectus [Line Items]
Risk [Text Block]

Commodities-based Exchange-Traded Funds Risk. Commodity ETFs invest in Physical Commodities and/or Commodity Futures Contracts which Contracts are highly leveraged investment vehicles, and therefore generally considered to be high risk. By investing in underlying funds holding Commodity ETFs, the Fund assumes portions of that risk. ETFs may only purchase commodities futures contracts (the buy side), therefore the risks include missing opportunities to realize gains by shorting futures contracts (the sell side) in deflationary economic periods. It is possible an underlying Fund’s entire ETF investment could be lost. Also, ETF’s have expenses associated with them, and although indirect, these expenses may cause the Fund’s return to be lower.

Timothy Plan Conservative Growth Fund | Emerging Market Risk
Prospectus [Line Items]
Risk [Text Block]

Emerging Market Risk. Investments in the securities of emerging countries may experience more rapid and extreme changes in value than investments solely in securities of U.S. companies and investments in a larger spectrum of the foreign market. This is because the securities markets in some emerging countries are relatively small, with a limited number of companies representing a smaller number of industries. Issuers in emerging countries are frequently not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect investments in emerging foreign countries.

Timothy Plan Conservative Growth Fund | Equity Market Risk
Prospectus [Line Items]
Risk [Text Block]

Equity Market Risk. Overall, stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Timothy Plan Conservative Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with most other mutual funds, you can lose money by investing in this Fund.